Expense Example - FidelityPennsylvaniaMunicipalFunds-ComboPRO - FidelityPennsylvaniaMunicipalFunds-ComboPRO - Fidelity Pennsylvania Municipal Income Fund - Fidelity Pennsylvania Municipal Income Fund	Mar. 01, 2023 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616